Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2013	Oct. 02, 2012	Oct. 01, 2013	Oct. 02, 2012	Jan. 01, 2013	Jan. 03, 2012	Dec. 28, 2010
Earnings Per Share [Abstract]
Net income	$ 3,265	$ 133	$ 4,257	$ 3,604	$ 5,163	$ 3,829	$ 2,378
Shares:
Basic weighted average shares outstanding (in shares)	29,399,650	23,238,984	25,382,805	23,238,984	23,238,984	23,237,698	24,386,059
Dilutive stock options and warrants (in shares)	1,663,563	149,745	1,145,199	11,761	26,558	0	840,930
Diluted weighted average number of shares outstanding (in shares)	31,063,213	23,388,729	26,528,004	23,250,745	23,265,542	23,237,698	25,226,989
Earnings per share:
Basic EPS (USD per share)	$ 0.11	$ 0.01	$ 0.17	$ 0.16	$ 0.22	$ 0.16	$ 0.10
Diluted EPS (USD per share)	$ 0.11	$ 0.01	$ 0.16	$ 0.16	$ 0.22	$ 0.16	$ 0.09
Antidilutive securities excluded from computation of earnings per share	0	172,831	488,018	2,552,951	590,617	2,621,023	736,734